FINANCIAL ASSETS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
FINANCIAL ASSETS RECEIVABLE, NET
FINANCIAL ASSETS RECEIVABLE, NET

4.FINANCIAL ASSETS RECEIVABLE, NET

The Group’s financial assets receivable as of December 31, 2023 and 2024 are as follows:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Financial assets receivable	3,694,269	2,170,780
Allowance for uncollectible receivables	(575,396)	(446,089)
Financial assets receivable, net	3,118,873	1,724,691

The movement of financial assets receivable for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Balance at beginning of year	4,897,854	4,225,014	3,694,269
Addition in the current year	5,582,287	4,906,586	2,350,319
Collection in the current year	(5,920,287)	(5,050,047)	(3,429,622)
Write-off	(334,840)	(387,284)	(444,186)
Balance at end of year	4,225,014	3,694,269	2,170,780

4.FINANCIAL ASSETS RECEIVABLE, NET – continued

The movement of allowance for uncollectible receivables for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Balance at beginning of year	493,646	554,095	575,396
Current year net provision	395,289	408,585	314,879
Write-off	(334,840)	(387,284)	(444,186)
Balance at end of year	554,095	575,396	446,089

The Group’s financial assets receivable generated from related parties and recorded in amounts due from related parties as of December 31, 2023 and 2024 are as follows:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Financial assets receivable	12,717	1,227
Allowance for uncollectible receivables	(2,912)	(1,272)
Financial assets receivable, net	9,805	(45)

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2022,2023 and 2024 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	—	42,724	12,717
Addition in the current year	51,417	19,981	—
Collection in the current year	(8,679)	(49,581)	(10,062)
Write-off	(14)	(407)	(1,428)
Balance at end of year	42,724	12,717	1,227

4.FINANCIAL ASSETS RECEIVABLE, NET – continued

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2022,2023 and 2024 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	—	2,648	2,912
Current year net provision	2,662	671	(212)
Write-off	(14)	(407)	(1,428)
Balance at end of year	2,648	2,912	1,272

The following table summarizes the aging of the Group’s financial assets receivable.

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2023	43,370	45,332	—	3,605,567	3,694,269
December 31, 2024	20,764	23,495	—	2,126,521	2,170,780

The principal of financial assets receivable by year of origination:

	2023	2022	2021	Total
December 31, 2023	3,021,956	636,652	35,661	3,694,269

	2024	2023	2022	Total
December 31, 2024	1,491,165	549,475	130,140	2,170,780